Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of August 2014
Collection Period Start	1-Aug-14	Distribution Date	15-Sep-14
Collection Period End	31-Aug-14	30/360 Days	30
Beg. of Interest Period	15-Aug-14	Actual/360 Days	31
End of Interest Period	15-Sep-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	788,344,837.29	766,579,253.57	0.7953224
Total Securities		963,859,720.12	788,344,837.29	766,579,253.57	0.7953224
Class A-1 Notes	0.240000%	127,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.570000%	140,000,000.00	121,391,551.79	113,043,108.72	0.8074508
Class A-2b Notes	0.425000%	225,000,000.00	195,093,565.38	181,676,424.73	0.8074508
Class A-3 Notes	0.750000%	193,000,000.00	193,000,000.00	193,000,000.00	1.0000000
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	8,348,443.07	57,660.99	59.6317362	0.4118642
Class A-2b Notes	13,417,140.65	71,398.83	59.6317362	0.3173281
Class A-3 Notes	0.00	120,625.00	0.0000000	0.6250000
Class A-4 Notes	0.00	88,166.67	0.0000000	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	21,765,583.72	337,851.49

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,750,341.05
Monthly Interest				3,383,284.89
Total Monthly Payments				14,133,625.94

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				584,982.11
Aggregate Sales Proceeds Advance				2,533,927.58
Total Advances				3,118,909.69

Vehicle Disposition Proceeds:
Reallocation Payments				2,953,724.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,569,322.59
Excess Wear and Tear and Excess Mileage				24,306.20
Remaining Payoffs				0.00
Net Insurance Proceeds				430,082.72
Residual Value Surplus				30,836.24
Total Collections				29,260,807.38

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	2,609,711.00			172
Involuntary Repossession	235,647.00			13
Voluntary Repossession	77,004.00			6
Full Termination	-			-
Bankruptcy	31,362.00			2
Insurance Payoff		424,279.99		21
Customer Payoff			126,398.11	3
Grounding Dealer Payoff			5,794,236.27	270
Dealer Purchase			2,190,183.46	95
Total	2,953,724.00	424,279.99	8,110,817.84	582

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of August 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	39,874	891,188,296.67	7.00000%	788,344,837.29
Total Depreciation Received		(12,153,878.18)		(9,761,216.63)
Principal Amount of Gross Losses	(46)	(982,129.28)		(879,149.17)
Repurchase / Reallocation	0	-		-
Early Terminations	(191)	(3,616,573.93)		(3,174,771.67)
Scheduled Terminations	(412)	(8,807,233.84)		(7,950,446.25)
Pool Balance - End of Period	39,225	865,628,481.44		766,579,253.57

Remaining Pool Balance
Lease Payment				199,183,110.32
Residual Value				567,396,143.25
Total				766,579,253.57

III. DISTRIBUTIONS

Total Collections					29,260,807.38
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					29,260,807.38

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					391,609.30
3. Reimbursement of Sales Proceeds Advance					1,581,574.88
4. Servicing Fee:
Servicing Fee Due					656,954.03
Servicing Fee Paid					656,954.03
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,630,138.21

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					57,660.99

Class A-2 Notes Monthly Interest Paid					57,660.99
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					71,398.83

Class A-2 Notes Monthly Interest Paid					71,398.83
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					120,625.00

Class A-3 Notes Monthly Interest Paid					120,625.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of August 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	337,851.49
Total Note and Certificate Monthly Interest Paid	337,851.49
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	26,292,817.68

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	21,765,583.72

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	21,765,583.72
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,527,233.96

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of August 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		14,457,895.80
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,457,895.80
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,527,233.96
Gross Reserve Account Balance		18,985,129.76
Remaining Available Collections Released to Seller		4,527,233.96
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		14.58
Monthly Prepayment Speed		91%
Lifetime Prepayment Speed		71%

	$	units
Recoveries of Defaulted and Casualty Receivables	858,134.70
Securitization Value of Defaulted Receivables and Casualty Receivables	879,149.17	46
Aggregate Defaulted and Casualty Gain (Loss)	(21,014.47)
Pool Balance at Beginning of Collection Period	788,344,837.29
Net Loss Ratio	-0.0027%

Cumulative Net Losses for all Periods	0.0959%	924,501.06

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,957,129.74	263
61-90 Days Delinquent	1,235,353.38	64
91-120+ Days Delinquent	396,799.86	19
Total Delinquent Receivables:	6,589,282.98	346
60+ Days Delinquencies as Percentage of Receivables	0.21%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	2,609,711.00	172
Securitization Value	3,019,431.14
Aggregate Residual Gain (Loss)	(409,720.14)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	15,230,026.49	940
Cumulative Securitization Value	17,182,004.23
Cumulative Residual Gain (Loss)	(1,951,977.74)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		2,453,303.33
Reimbursement of Outstanding Advance		1,581,574.88
Additional Advances for current period		2,533,927.58
Ending Balance of Residual Advance		3,405,656.03

Beginning Balance of Payment Advance		1,261,360.08
Reimbursement of Outstanding Payment Advance		391,609.30
Additional Payment Advances for current period		584,982.11
Ending Balance of Payment Advance		1,454,732.89

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of August 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No